Schedule of Reinsurance (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		$ 1,144	$ 1,178	$ 1,015
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		(358)	(347)	(291)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies		0	0	0
Reinsurance Effect on Claims and Benefits Incurred, Net amount		786	831	724
Life, accident and health insurance in force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		260,465	241,936	228,095
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		(60,976)	(59,588)	(58,310)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies		5	5	6
Reinsurance Effect on Claims and Benefits Incurred, Net amount		199,494	182,353	169,791
Life insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount	[1]	842	888	783
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies	[1]	(56)	(57)	(59)
Reinsurance Effect on Claims and Benefits Incurred, Net amount	[1]	786	831	724
Accident and health insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		302	290	232
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		$ (302)	$ (290)	$ (232)

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.